Long-term investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Long-term investments (note 8)	$ 4,629	$ 3,824
Weichai Westport Inc.
Schedule of Investments [Line Items]
Long-term investments (note 8)	1,824	1,824
Minda Westport Technologies Limited
Schedule of Investments [Line Items]
Long-term investments (note 8)	2,657	1,852
Other equity accounted investees
Schedule of Investments [Line Items]
Long-term investments (note 8)	$ 148	$ 148